Thornburg Limited Term Income Funds
Fund facts. . . as of 3/31/98
                       Thornburg Limited Term Income Fund
                                A Shares        C Shares        I Shares
SEC Yield                         5.36%           5.09%          5.82%
NAV                               $12.34         $12.32         $12.34
Max. Offering Price               $12.66         $12.32         $12.34

Total returns. . . as of 3/31/98
(Annual Average - After Subtracting Maximum
Sales Charge)

One Year                          5.13%          7.48%           8.16%
Five Year                         7.63%          8.13%            N/A
Since Inception                   6.06%          6.96%           8.60%
Inception Date                  (10/1/92)      (9/1/94)        (7/5/96)

                         Thornburg Limited Term U.S. Government Fund*
Fund facts. . . as of 3/31/98
                                A Shares       C Shares        I Shares
SEC Yield                         5.62%          5.28%          6.15%
NAV                              $12.36         $12.41         $12.36
Max. Offering Price              $12.68         $12.41         $12.36

Total returns. . . as of 3/31/98
(Annual Average - After Subtracting Maximum
Sales Charge)

One Year                          5.34%          7.56%          8.43%
Five Year                         4.65%           N/A            N/A
Since Inception                   6.96%          6.28%          7.68%
Inception Date                  (11/16/87)      (9/1/94)       (7/5/96)
*Shares are not guaranteed by the U.S. Government.
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
Maximum sales charge of the Funds' Class A Shares is 2.50%.
The date quoted represent past performance and may not be construed as a guarantee of future results.


Dear Fellow Shareholder,
I am pleased to present the Semi-Annual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the six month period ending March 31, 1998. The net asset value of the A shares of the Thornburg Limited Term Income Fund ended the period at $12.34. If you were invested for the entire period, you received dividends of 36.3 cents per share. If you reinvested your dividends, you received 36.7 cents per share. Investors who owned C shares received 33.7 and 34.1 cents per share, respectively. The net asset value of the A shares of the Thornburg Limited Term U.S. Government Fund ended the period at $12.36. If you were invested for the entire period, you received dividends of 35.3 cents per share. If you reinvested your dividends, you received 35.7 cents per share. Investors who owned C shares received 32.7 and 33.0 cents per share, respectively.
Please read the accompanying exhibits for more detailed information and history. The last six months have seen changes in the public perception of the direction of interest rates. As the Asian economies slowed after a decade of strong growth, people were concerned that the Asian economies would drag the US economy down and they were expecting interest rates to continue to go lower. While there have been pockets of weakness in the export sector of the economy, the US economy has continued to grow strongly through the first quarter of 1998. And while interest rates are lower now than they were six months ago, it would not surprise me to see interest rates rise a little over the next year. The economic reports, while mixed, are generally showing a US economy that is moving along steadily, especially in the service sector, and the economies of other developed countries, save Southeast Asia, are growing as well. The Dow Jones Industrial Average has recently reached another record level. Investors are still pouring money into the stock market as our economy continues to grow. It might be a good time to see whether the outsized gains over the last couple of years have unbalanced the asset allocation of your investment portfolio. It might be a little more heavily weighted in stocks than you intended. It could be time to look at adding more intermediate bonds to your portfolio to balance its asset allocation. The current yield level of intermediate bonds is about 3 times the dividend yield of the S&P 500, which is currently less than 2%. Intermediate bonds can provide a stabilizing presence to the principal value of an investment portfolio. The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund are laddered portfolios of short-to-intermediate bonds. We do not speculate on the direction of interest rates. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always coming close to maturity, but never too many at one time. We feel a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time. Intermediate bonds have proven to be a sensible part of a portfolio. They can provide stability to the underlying principal, they can provide income for the portfolio, and, over the years, they have provided an attractive return versus money market instruments.* Take a look at the charts which show the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund versus the Donoghue's Money Market Fund average. Thank you for investing in our funds. We feel the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited
Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we feel that we are well positioned, and we will maintain a steady course.

Steven J. Bohlin
Managing Director

                                       Limited Term U.S.          Limited Term
                                        Government Fund            Income Fund

ASSETS

Investments at value (cost $139,737,051
and $44,762,091, respectively)                  $142,561,900       $46,067,825
Cash                                                  24,044            36,328
Receivable for fund shares sold                      145,515           450,730
Interest receivable                                1,804,960           663,435
Principal receivable                                 119,040            28,714
Prepaid expenses and other assets                     25,011            67,622
                           Total Assets          144,680,470        47,314,654

LIABILITIES

Payable for fund shares redeemed                     910,569           188,266
Accounts payable and accrued expenses                 70,971            21,585
Payable to Investment Advisor                         74,358            58,653
Dividends payable                                    193,420            81,459
                           Total Liabilities       1,249,318           349,963

NET ASSETS                                      $143,431,152       $46,964,691

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($133,039,478 and $34,006,878 applicable to 10,764,573 and 2,755,003 shares of
beneficial interest outstanding - Note 4)             $12.36           $12.34

Maximum sales charge, 2.50 % of offering
price (2.57% of net asset value per share)              0.32             0.32
         Maximum Offering Price Per Share             $12.68           $12.66

Class C Shares:
Net asset value and offering price per share * ($4,737,515
and $7,152,891 applicable to 381,666 and 580,720 shares of beneficial
interest outstanding - Note 4)                        $12.41           $12.32

Class I Shares:
Net asset value and offering price per share ($5,654,159 and
$5,804,922 applicable to 457,631 and 470,352 shares of beneficial
interest outstanding - Note 4)                        $12.36           $12.34
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.
See notes to unaudited financial statements.


INVESTMENT INCOME:
Interest income (net of premium amortized
of $244,267 and $42,580, respectively)           $4,759,261      $1,495,735

EXPENSES:
Investment advisory fees (Note 3)                   267,422         108,638
Administration fees (Note 3)
         Class A Shares                              83,139          20,225
         Class C Shares                               2,616           3,782
         Class I Shares                               1,354           1,261
Distribution and service fees (Note 3)
         Class A Shares                             161,296          38,023
         Class C Shares                              10,466          15,127
Transfer agent fees                                  68,718          32,902
Custodian fees                                       47,270          21,617
Registration and filing fees                         22,480          23,414
Professional fees                                    10,643           6,155
Accounting fees                                       8,422           2,720
Trustee Fees                                          2,824             637
Other expenses                                       15,061           7,188

                           Total Expenses           701,711         281,689

Less:
  Expenses waived by investment advisor (Note 3)    (18,632)        (60,619)

                           Net Expenses             683,079         221,070

                           Net Investment Income  4,076,182       1,274,665

REALIZED AND UNREALIZED GAIN (LOSS) (Note5) Net realized gain (loss) on:
         Investments                                 58,661         261,722
         Foreign currency transactions                    0        (579,045)

                                                     58,661        (317,323)
Net unrealized appreciation on:
         Investments                                411,864         227,498
         Foreign currency translation                     0           4,457
                                                    411,864         231,955
Net Realized And Unrealized Gain (Loss) On
         Investments                                470,525         (85,368)
Net Increase In Net Assets Resulting From
         Operations                              $4,546,707      $1,189,297
         See notes to unaudited financial statements.

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income                            $4,076,182      $8,569,663
Net realized gain on investments sold                58,661         280,414
Increase in unrealized appreciation of investments  411,864         581,827

Net Increase In Net Assets Resulting From
         Operations                               4,546,707       9,431,904


DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares                         (3,801,906)     (8,318,540)
         Class C Shares                           (110,407)       (222,001)
         Class I Shares                           (164,499)        (29,122)


FUND SHARE TRANSACTIONS - (Note 4):
         Class A Shares                         (1,111,212)     (6,637,521)
         Class C Shares                            426,397       1,499,116
         Class I Shares                            373,213       5,249,982

Net Increase In Net Assets                         158,293         973,818


NET ASSETS:

         Beginning of period                   143,272,859     142,299,041

         End of period                        $143,431,152    $143,272,859

See notes to unaudited financial statements.


INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income                           $1,274,665     $2,085,349
Net realized gain (loss) on investments sold      (317,323)         8,055
Increase in unrealized appreciation of
                  investments                      231,955        364,017

Net Increase In Assets Resulting
                  From Operations                1,189,297      2,457,421


DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares                          (952,580)        166,492
         Class C Shares                          (165,827)       (262,811)
         Class I Shares                          (156,258)       (156,046)


FUND SHARE TRANSACTIONS - (Note 4):
         Class A Shares                         2,789,193       7,539,812
         Class C Shares                         1,781,800       2,655,403
         Class I Shares                         1,321,161       3,665,427

Net Increase In Net Assets                      5,806,786      14,232,714


NET ASSETS:

         Beginning of period                   41,157,905      26,925,191

         End of period                        $46,964,691     $41,157,905

See notes to unaudited financial statements.


Note 1 - Organization
Thornburg  Limited  Term  U.S.  Government  Fund  (the  "Government  Fund")  and
Thornburg Limited Term Income Fund (the "Income Fund"), hereafter referred to collectively as the "Funds", are series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing five series of shares of beneficial interest in addition to those of the Funds: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund and Thornburg Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Funds' objectives are to obtain as high a level of current income as is consistent with the preservation of capital. The Funds currently offer three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee,
(iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost, which approximate market value. Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to "regulated investment companies" and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore no provision for federal income taxes is required. When-Issued and Delayed Delivery Transactions:
The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. Dividends: Net investment income of the Funds are declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General:
Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage backed securities. Such securities pay interest and a portion of principal each month which is then available for investment in securities at prevailing prices. Foreign Currency Transactions:
With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and interest denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Use of
Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3- Investment  Advisory Fee and Other  Transactions  With
Affiliates Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services to the Funds for which the fees are payable at the end of each month. For the six months ended March 31, 1998, these fees were payable at annual rates ranging from three-eighths of 1% to 11/40 of 1% of the average daily net assets of the Government Fund and one-half of 1% to 11/40 of 1% of the average daily net assets of the Income Fund depending on each Fund's asset size. The Funds also have an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of each Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended March 31, 1998, the Adviser voluntarily waived certain operating expenses amounting to $18,632 and $60,619 for the Government Fund and Income Fund, respectively. The Funds have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Funds' shares. For the six months ended March 31, 1998, the Distributor earned commissions aggregating $11,091 and $9,525 from the sale of Class A shares of the Government Fund and Income Fund, respectively, and collected contingent deferred sales charges aggregating $2,577 and $1,032 from redemptions of Class C shares of the Government Fund and Income Fund, respectively. Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Adviser an amount not to exceed .25 of 1% annum of its average net assets attributable to each class of shares of the Funds for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of each Fund's shares. The Funds have also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to each Fund's Class C shares under which the Funds compensate the Distributor for services in promoting the sale of Class C shares of the Funds at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans for the six months ended March 31, 1998, are set forth in the statement of operations. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note  4- Shares of Beneficial Interest
At March 31, 1998 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $147,748,983 and $49,842,587 for the Government Fund and Income Fund, respectively. Sales of Class I shares commenced on July 5, 1996. Transactions in shares of beneficial interest were as follows:

GOVERNMENT FUND
                                              Six Months Ended                          Year Ended
                                              March 31, 1998                        September 30, 1997
Class A Shares                             Shares            Amount            Shares             Amount
Shares sold                               1,265,341        $15,709,188       1,686,941         $20,681,021
Shares issued to shareholders in
         reinvestment of distributions      177,681          2,196,034         452,793           5,555,737
Shares repurchased                       (1,536,963)       (19,016,434)     (2,683,645)        (32,874,279)

Net Decrease                                (93,941)       ($1,111,212)       (543,911)        ($6,637,521)

Class C Shares
Shares sold                                 113,218         $1,409,012         177,985          $2,194,987

Shares issued to shareholders
         in reinvestment of distributions     6,617             82,102          16,438             202,464

Shares repurchased                          (85,777)        (1,064,717)        (73,028)           (898,335)


Net Increase                                 34,058           $426,397         121,395          $1,499,116


Class I Shares
Shares sold                                  22,912           $283,951         497,639          $6,117,666
Shares issued to shareholders in
         reinvestment of distributions        9,243            114,399           2,385              28,883
Shares repurchased                           (2,024)           (25,137)        (73,254)           (896,567)

Net Increase                                 30,131            $373,213        426,770          $5,249,982




INCOME FUND

                                        Six Months Ended March 31, 1998    Year Ended September 30, 1997

Class A Shares                              Shares            Amount            Shares              Amount
Shares sold                                 500,364          $6,191,778       1,040,156         $12,786,894
Shares issued to shareholders in
         reinvestment of distributions       38,627             476,585          77,562             955,709
Shares repurchased                         (313,485)         (3,879,170)       (504,413)         (6,202,791)

Net Increase                                225,506          $2,789,193         613,305          $7,539,812

Class C Shares
Shares sold                                 191,928          $2,366,074         352,475          $4,339,320

Shares issued to shareholders
         in reinvestment of distributions     9,686             119,248          19,669             241,703

Shares repurchased                          (57,062)           (703,522)       (156,885)         (1,925,620)


Net Increase                                144,552          $1,781,800         215,259          $2,655,403


Class I Shares*
Shares sold                                 128,215          $1,585,884         301,982          $3,708,659
Shares issued to shareholders in
         reinvestment of distributions        6,972              86,001           9,788             121,176
Shares repurchased                          (28,371)           (350,724)        (13,405)           (164,408)

Net Increase                                106,816          $1,321,161         298,365          $3,665,427

Note 5 - Securities Transactions
For the six months ended March 31, 1998, portfolio purchase and sale transactions (excluding short-term securities) were $28,018,113 and $21,488,836 for the Government Fund and $19,552,944 and $8,263,192 for the Income Fund, respectively. The cost of investments for Federal income tax purposes is $139,737,051 and $44,762,091 for the Government Fund and Income Fund, respectively. At March 31, 1998, gross unrealized appreciation and depreciation of investments, based on cost for Federal income taxes were as follows:
Accumulated net realized losses from securities transactions included in net assets at March 31, 1998 aggregated $7,142,681 and $1,184,298 for the Government Fund and Income Fund, respectively. For Federal income tax purposes, the Government Fund has capital loss carryforwards of $6,905,046 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2001 - $11,013, September 30, 2002 - $4,867,978 and September 30, 2003 - $2,026,055. For Federal income tax purposes, the Income Fund has capital loss carryforwards of $883,302 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2002 - $657,324 and September 30, 2003 - $225,978.

                               Government Fund     Income Fund
Gross unrealized appreciation       $2,866,768       $1,333,398
Gross unrealized depreciation           41,919           27,664
Net unrealized appreciation         $2,824,849       $1,305,734

Thornburg Limited Term U.S. Government Fund
                                Six Months Ended        Year Ended September 30
                               March 31, 1998  1997     1996     1995     1994
Class A Shares:
Net asset value, beginning o$         12.31 $  12.24 $  12.40 $  12.03 $  12.92

Income from investment operations:
Net investment income                  0.35     0.75     0.76     0.75     0.67
Net realized and unrealized
gain (loss) on investments             0.05     0.07    (0.16)    0.37    (0.89)

Total from investment operat           0.40     0.82     0.60     1.12    (0.22)
Less dividends from:
Net investment income                 (0.35)   (0.75)   (0.76)   (0.75)   (0.67)

Change in net asset value              0.05     0.07    (0.16)    0.37    (0.89)

Net asset value, end of peri$         12.36 $  12.31 $  12.24 $  12.40 $  12.03

Total return (a)                       3.30%    6.86%    4.92%    9.66%  (1.72)%

Ratios/Supplemental Data Ratios to average net asset:
Net investment income                  5.71%    6.09%    6.11%    6.23%   5.38%
Expenses, after expense redu           0.96%    0.97%    0.99%    0.99%   0.95%
Expenses, before expense red           0.96%    0.97%    0.99%    0.99%   0.95%

Portfolio turnover rate               15.13%   41.10%   23.27%   28.31%   80.58%

Net assets at end of period (000)   $133,039 $133,711 $139,510 $142,849 $177,439

(a)  Sales loads are not reflected in computing total return.
(b)  Annualized.
Note: From September 1, 1994 to September 28, 1995 the Fund issued Class B shares, which at the time of their conversion to Class A shares on September 28, 1995 represented less than 1% of the Fund's net assets.


                               Six Months Ended       Year Ended September 30,
                                March 31, 1998    1997      1996      1995      1994
Class C Shares:
Net asset value, beginning of perio$   12.37 $   12.29 $   12.45 $   12.08 $   12.21

Income from investment operations:
Net investment income                   0.32      0.70      0.71      0.69      0.06
Net realized and unrealized
gain (loss) on investments              0.04      0.08     (0.16)     0.37     (0.13)

Total from investment operations        0.37      0.78      0.55      1.06     (0.07)
Less dividends from:
Net investment income                  (0.32)    (0.70)    (0.71)    (0.69)    (0.06)

Change in net asset value               0.04      0.08     (0.16)     0.37     (0.13)

Net asset value, end of period     $   12.41 $   12.37 $   12.29 $   12.45 $   12.08

Total return (b)                        2.99%     6.49%     4.51%     9.07%    (0.50)%

Ratios/Supplemental Data Ratios to average net asset:
Net investment income                   5.27%     5.65%     5.72%     5.68%    5.45%(c)
Expenses, after expense reductions      1.40%     1.40%     1.39%     1.52%    1.63%(c)
Expenses, before expense reductions     1.76%     2.24%     2.35%     2.30%    1.63%(c)

Portfolio turnover rate                15.13%    41.10%    23.27%    28.31%    80.58%

Net assets at end of period (000)   $   4,738 $   4,299 $   2,780  $  2,217 $   1,005

(a)  Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c)  Annualized.


                               Six Months Ended     Year Ended September 30
                               March 31, 1998        1997        1996 *

Class I Shares:
Net asset value, beginning of period  $12.31        $12.24       $12.14

Income from investment operations:
        Net investment income           0.37          0.79         0.20
        Net realized and unrealized
        gain on investments             0.05          0.07         0.10

Total from investment operations        0.42          0.86         0.30
Less dividends from:
        Net investment income          (0.37)        (0.79)       (0.20)

Change in net asset value               0.05          0.07         0.10

Net asset value, end of period        $12.36        $12.31       $12.24

Total return (a)                       3.49%         7.26%        2.45%

Ratios/Supplemental Data Ratios to average net asset:
  Net investment income                6.07%(b)      6.35%        6.64%(b)
  Expenses, after expense reductions   0.60%(b)      0.60%        0.58%(b)
  Expenses, before expense reductions  1.01%(b)      6.57%      305.74%(b)

Portfolio turnover rate               15.13%        41.10%       23.27%

Net assets at end of period (000)     $5,654        $5,263     $ 9

(a)  Not annualized for periods less than one year.
(b)  Annualized.
*  Sales of Class I shares commenced on July 5, 1996.


Thornburg Limited Term Income Fund
                             Six Months Ended              Year Ended September 30
                               March 31, 1998     1997      1996      1995      1994

Class A Shares:
Net asset value, beginning of perio$   12.37 $   12.23 $   12.11 $   11.83 $   12.55

Income from investment operations:
Net investment income                   0.36      0.76      0.76      0.76      0.67
Net realized and unrealized
gain (loss) on investments             (0.03)     0.14      0.12      0.28     (0.69)

Total from investment operations        0.33      0.90      0.88      1.04     (0.02)
Less dividends from:
Net investment income                  (0.36)    (0.76)    (0.76)    (0.76)    (0.67)
Realized capital gains                  0.00      0.00      0.00      0.00     (0.03)

Change in net asset value              (0.03)     0.14      0.12      0.28     (0.72)

Net asset value, end of period     $   12.34 $   12.37 $   12.23 $   12.11 $   11.83

Total return (a)                        2.73%     7.56%     7.54%     9.22%    (0.14)%

Ratios/Supplemental Data Ratios to average net asset:
Net investment income                   5.89%     6.16%     6.31%     6.50%      5.51%
Expenses, after expense reductions      1.00%     1.00%     0.95%     0.83%      0.66%
Expenses, before expense reductions     1.21%     1.27%     1.37%     1.48%      1.47%

Portfolio turnover rate                19.17%    13.87%    44.35%    43.12%    84.35%

Net assets at end of period (000)    $  34,007 $ 31,281  $  23,433  $ 23,222  $ 21,683

(a)  Sales loads are not refelcted in computing total return.
(b)  Annualized.
Note:From September 1, 1994 to September 28, 1995 the Fund issued class B shares, which at the time of their conversion to class A shares on September 28, 1995 represented less than 1% of the Fund's net assets


                                                                            Period from Sept. 1 (a) -
                            Six Months Ended    Year Ended September 30,    September 30,
                              March 31, 1998      1997      1996      1995     1994
Class C Shares:
Net asset value, beginning of perio$   12.34 $   12.20 $   12.08 $   11.78 $   11.92

Income from investment operations:
Net investment income                   0.34      0.71      0.71      0.70      0.06
Net realized and unrealized
gain (loss) on investments             (0.02)     0.14      0.12      0.30     (0.14)

Total from investment operations        0.32      0.85      0.83      1.00     (0.08)
Less dividends from:
Net investment income                  (0.34)    (0.71)    (0.71)    (0.70)    (0.06)

Change in net asset value              (0.02)     0.14      0.12      0.30     (0.14)

Net asset value, end of period     $   12.32 $   12.34 $   12.20 $   12.08 $   11.78

Total return (b)                        2.60%     7.13%     7.12%     8.87%    (0.72)%

Ratios/Supplemental Data Ratios to average net asset:
Net investment income                   5.48%     5.76%     5.91%     6.03%     5.14%(c)
Expenses, after expense reductions      1.40%     1.40%     1.36%     1.36%     1.20%(c)
Expenses, before expense reductions     1.80%     2.44%     3.20%     4.75%     1.20%(c)

Portfolio turnover rate                19.17%    13.87%    44.35%    43.12%    84.35%

Net assets at end of period (000)     $ 7,153  $ 5,382   $ 2,695   $ 1,032   $ 53

(a) Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.


                                        Six Months Ended       Year Ended September 30
                                         March 31, 1998        1997               1996 *

Class I Shares:
Net asset value, beginning of period        $12.36             $12.23           $11.95

Income from investment operations:
                  Net investment income       0.38               0.80             0.19
                  Net realized and unrealized
                  gain (loss) on investments (0.02)              0.13             0.28

Total from investment operations               0.36              0.93             0.47
Less dividends from:
                  Net investment income       (0.38)            (0.80)           (0.19)

Change in net asset value                     (0.02)             0.13             0.28


Net asset value, end of period              $12.34             $12.36           $12.23

Total return (a)                              2.96%             7.80%             3.97%

Ratios/Supplemental Data Ratios to average net asset:
        Net investment income                6.19%(b)          6.44%            6.67%(b)
        Expenses, after expense reductions   0.69%(b)          0.69%            0.69%(b)
        Expenses, before expense reductions  1.25%(b)          1.98%            4.26%(b)

Portfolio turnover rate                      19.17%           13.87%           44.35%

Net assets at end of period (000)           $5,805         $4,495                $797

(a)  Not annualized for periods less than one year.
(b)  Annualized.
*  Sales of Class I shares commenced on July 5, 1996.

CUSIPS:  Class A - 885-215-103, Class C - 885-215-830, Class I - 885-215-699
NASDAQ Symbols:  Class A - LTUSX, Class C -LTUCX (proposed), Class I - LTUIX (proposed)

U.S. Government Agencies (51.70%)
   2,100,000  Federal Home Loan Bank Board, 7.11% due 8/19/99                                                        $2,126,901
   2,265,000  Federal Home Loan Bank Board, 6.50% due 11/29/05                                                        2,332,248
     500,000  Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation Series 1476,
              Class J, 6.00% due 2/15/08                                                                                488,905
   1,178,704  Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation Series 1330,
              Class E, 7.00% due 9/15/99                                                                              1,180,177
   4,100,000  Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation Series 1143,
              Class VC, 7.50% due 9/15/00                                                                             4,143,542
   5,000,000  Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation Series 1216,
              Class E, 7.00% due 3/15/05                                                                              5,054,650
     167,345  Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation Series 150,
              Class E, 9.00% due 1/15/06                                                                                168,494
   1,000,000  Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation Series 1586,
              Class FA, 5.05% (adjustable rate) due 8/15/07                                                             995,000
     747,884  Federal Home Loan Mortgage Corporation, Pool# 141016, 9.25% due 11/1/16                                   800,468
     248,060  Federal Home Loan Mortgage Corporation, Pool# 160043, 8.75% due 4/1/02                                     60,393
     123,551  Federal Home Loan Mortgage Corporation, Pool# 180367, 10.00% due 11/1/10                                  133,547
     405,432  Federal Home Loan Mortgage Corporation, Pool# 181730, 8.50% due 5/1/08                                    421,982
     437,380  Federal Home Loan Mortgage Corporation, Pool# 200075, 9.00% due 9/1/04                                    453,423
     248,677  Federal Home Loan Mortgage Corporation, Pool# 213924, 9.00% due 10/1/01                                   257,799
     469,421  Federal Home Loan Mortgage Corporation, Pool# 216502, 8.00% due 4/1/024                                    74,233
       7,588  Federal Home Loan Mortgage Corporation, Pool# 220001, 10.75% due 7/1/00                                     8,036
     171,243  Federal Home Loan Mortgage Corporation, Pool# 220010, 8.75% due 8/1/01                                    180,714
     146,698  Federal Home Loan Mortgage Corporation, Pool# 250714, 9.75% due 5/1/10                                    156,422
       5,664  Federal Home Loan Mortgage Corporation, Pool# 250936, 10.50% due 8/1/99                                     6,036
     147,510  Federal Home Loan Mortgage Corporation, Pool# 252986, 10.75% due 4/1/10                                   163,366
      49,634  Federal Home Loan Mortgage Corporation, Pool# 256111, 10.75% due 8/1/00                                    52,970
     270,583  Federal Home Loan Mortgage Corporation, Pool# 256764, 8.75% due 10/1/14                                   283,027
     279,241  Federal Home Loan Mortgage Corporation, Pool# 260486, 9.00% due 1/1/10                                    295,599
     201,900  Federal Home Loan Mortgage Corporation, Pool# 276638, 9.25% due 8/1/16                                    216,095
     246,701  Federal Home Loan Mortgage Corporation, Pool# 279611, 9.25% due 10/1/16                                   262,547
     858,655  Federal Home Loan Mortgage Corporation, Pool# 291880, 8.25% due 5/1/17                                    904,155
     203,180  Federal Home Loan Mortgage Corporation, Pool# 294817, 9.75% due 1/1/17                                    219,583
     121,643  Federal Home Loan Mortgage Corporation, Pool# 298107, 10.25% due 8/1/17                                   134,175
      83,169  Federal Home Loan Mortgage Corporation, Pool# 431035, 11.50% due 7/1/10                                    91,838
      75,941  Federal Home Loan Mortgage Corporation, Pool# 500166, 12.00% due 9/1/00                                    81,304
     238,848  Federal Home Loan Mortgage Corporation, Pool# 770297, 6.50% (adjustable rate) due 6/1/18                  239,844
     306,032  Federal Home Loan Mortgage Corporation, Pool# D06907, 9.00% due 4/1/17                                    322,723
     171,286  Federal Home Loan Mortgage Corporation, Pool# D06908, 9.50% due 9/1/17                                    184,383
   1,245,912  Federal Home Loan Mortgage Corporation, Pool# E00107, 8.00% due 7/1/07                                  1,279,900
     580,672  Federal Home Loan Mortgage Corporation, Pool# E49074, 6.50% due 7/1/08                                    584,133
     994,655  Federal Home Loan Mortgage Corporation, Pool# E65962, 7.00% due 5/1/08                                  1,011,176
      38,970  Federal Home Loan Mortgage Corporation, Pool# M30002, 9.00% due 11/1/05                                    40,457
   3,497,974  Federal Home Loan Mortgage Corporation, Pool# M80406, 7.00% due 1/1/03                                  3,543,132
   1,278,079  Federal National Mortgage Association, Collateralized Mortgage Obligation Series 92-60,
              Class C, 7.50% due 4/25/99                                                                              1,287,255
     505,929  Federal National Mortgage Association, Collateralized Mortgage Obligation Series 1992-62,
              Class E, 7.00% due 5/25/99                                                                                506,242
   1,900,000  Federal National Mortgage Association, Collateralized Mortgage Obligation Series 1993-12,
              Class EC, 7.50% due 9/25/01                                                                             1,933,839
   1,150,000  Federal National Mortgage Association, Collateralized Mortgage Obligation Series 1992-145,
              Class L, 7.50% due 1/25/06                                                                              1,180,900
   1,500,000  Federal National Mortgage Association, 6.50% due 11/25/06                                               1,510,770
     850,000  Federal National Mortgage Association, Collateralized Mortgage Obligation Series 1992-22,
              Class HC, 7.00% due 3/25/07                                                                               874,166
   2,000,000  Federal National Mortgage Association, Collateralized Mortgage Obligation Series 1991-134,
              Class KE, 7.00% due 5/25/08                                                                             2,011,860
   1,000,000  Federal National Mortgage Association, Collateralized Mortgage Obligation Series 1992-64,
              Class G, 7.00% due 12/25/18                                                                             1,014,680
   1,800,000  Federal National Mortgage Association, Collateralized Mortgage Obligation Series 93-187,
              Class FC, 4.85% (adjustable rate) due 11/25/21                                                          1,758,924
   1,250,000  Federal National Mortgage Association, Collateralized Mortgage Obligation Series 1992-33,
              Class F, 5.12% (adjustable rate) due 3/25/22                                                            1,243,750
     500,000  Federal National Mortgage Association, Collateralized Mortgage Obligation Series 1993-185,
              Class FJ, 4.85% (adjustable rate) due 9/25/22                                                             487,340
     978,000  Federal National Mortgage Association, Series 1993 32, Class H, 6.00% due 3/25/23                         956,905
      36,725  Federal National Mortgage Association, Pool# 002473, 10.50% due 1/1/01                                     37,549
     888,436  Federal National Mortgage Association, Pool# 008307, 8.00% due 5/1/08                                     920,224
      80,260  Federal National Mortgage Association, Pool# 010294, 8.50% due 9/1/07                                      82,387
       5,931  Federal National Mortgage Association, Pool# 016072, 11.50% due 5/1/00                                      6,094
     191,638  Federal National Mortgage Association, Pool# 019535, 10.25% due 7/1/08                                    206,657
   1,367,128  Federal National Mortgage Association, Pool# 033356, 9.25% due 8/1/16                                   1,472,342
     110,974  Federal National Mortgage Association, Pool# 038493, 8.75% due 10/1/08                                    117,328
     186,990  Federal National Mortgage Association, Pool# 040526, 9.25% due 1/1/17                                     201,380
   1,028,657  Federal National Mortgage Association, Pool# 044003, 8.00% due 6/1/17                                   1,076,551
     319,897  Federal National Mortgage Association, Pool# 058816, 9.25% due 12/1/02                                    331,490
     407,423  Federal National Mortgage Association, Pool# 063791, 8.25% due 7/1/02                                     416,875
     760,223  Federal National Mortgage Association, Pool# 064011, 9.25% due 7/1/03                                     789,074
   5,000,000  Federal National Mortgage Association, Pool# 073040, 7.625% due 9/1/01                                  5,205,230
     788,211  Federal National Mortgage Association, Pool# 076388, 9.25% due 9/1/18                                     849,045
     163,443  Federal National Mortgage Association, Pool# 077725, 9.75% due 10/1/18                                    175,126
     523,346  Federal National Mortgage Association, Pool# 112067, 9.50% due 10/1/16                                    565,067
   1,650,392  Federal National Mortgage Association, Pool# 156156, 8.50% due 4/1/21                                   1,742,121
     725,285  Federal National Mortgage Association, Pool# 190703, 7.00% due 3/1/09                                     741,372
     663,897  Federal National Mortgage Association, Pool# 250481, 6.50% due 11/1/15                                    657,464
   1,874,930  Federal National Mortgage Association, Pool# 342947, 7.25% due 4/1/24                                   1,910,366
     824,974  Federal National Mortgage Association, Pool# 345775, 8.50% due 12/1/24                                    870,827
     828,630  Federal National Mortgage Association, Pool# 373942, 6.50% due 12/1/08                                    833,353
     785,852  Federal National Mortgage Association, Pool# 400569, 6.00% due 4/1/09                                     780,445
     375,000  Federal National Mortgage Association Medium Term Note, 6.05% due 6/30/03                                 377,576
     947,878  Government National Mortgage Association, GNMA II, Pool# 000623, 8.00% due 9/20/16                        993,404
      92,688  Government National Mortgage Association, GNMA II, Pool# 000862, 9.00% due 10/20/02                        95,853
      17,906  Government National Mortgage Association, GNMA II, Pool# 000956, 10.00% due 3/20/03                        19,014
      26,047  Government National Mortgage Association, GNMA II, Pool# 001228, 10.00% due 7/20/04                        27,659
     129,884  Government National Mortgage Association, GNMA II, Pool# 001408, 9.50% due 5/20/05                        136,199
   1,079,948  Government National Mortgage Association, Pool# 016944, 7.50% due 5/15/07                               1,113,102
   1,178,949  Government National Mortgage Association, Pool# 019832, 8.25% due 7/15/05 Project Loan                  1,220,577
      69,770  Government National Mortgage Association, Pool# 035861, 10.875% due 2/15/10                                77,778
       6,476  Government National Mortgage Association, GNMA II, Pool# 112262, 11.50% due 2/20/99                         6,816
      29,663  Government National Mortgage Association, Pool# 161848, 9.00% due 8/15/01                                  30,487
      70,822  Government National Mortgage Association, Pool# 276712, 11.00% due 3/15/00                                 75,387
     313,821  Government National Mortgage Association, Pool# 296697, 9.50% due 10/15/05                                331,784
     432,513  Government National Mortgage Association, Pool# 306636, 8.25% due 12/15/06                                447,024
     973,067  Government National Mortgage Association, Pool# 362865, 8.00% due 7/15/03                                 995,087
     946,593  Government National Mortgage Association, Pool# 430150, 7.25% due 12/15/26                                963,452
     994,000  Government National Mortgage Association, Pool# 453928, 7.00% due 7/15/17                               1,013,880
     535,047  Government National Mortgage Association, Pool# 780063, 7.00% due 9/15/08                                 544,571
      83,326  Small Business Administration Series 1988-10B, 9.80% due 6/1/98                                            83,764
     800,000  Tennessee Valley Authority, 8.375% due 10/1/99                                                            829,128

                  Total U.S. Government Agencies (Cost $72,126,717)                                                 73,690,917

United States Treasury (48.30%)
   1,500,000     United States Treasury Notes, 7.875% due 4/15/98                                                     1,501,170
   5,000,000     United States Treasury Notes, 8.25% due 7/15/98                                                      5,039,050
   8,050,000     United States Treasury Notes, 6.875% due 8/31/99                                                     8,187,091
   5,000,000     United States Treasury Notes, 7.50% due 10/31/99                                                     5,140,600
   1,300,000     United States Treasury Notes, 7.75% due 1/31/00                                                      1,348,139
   1,000,000     United States Treasury Notes, 6.875% due 3/31/00                                                     1,023,750
   4,200,000     United States Treasury Notes, 6.25% due 4/30/01                                                      4,270,854
  10,000,000     United States Treasury Notes, 7.50% due 11/15/01                                                    10,592,200
   2,000,000     United States Treasury Notes, 6.125% due 12/31/01                                                    2,030,320
   5,350,000     United States Treasury Notes, 6.25% due 1/31/02                                                      5,454,486
   3,200,000     United States Treasury Notes, 6.25% due 2/15/03                                                      3,278,496
   5,000,000     United States Treasury Notes, 5.75% due 8/15/03                                                      5,017,950
   9,750,000     United States Treasury Notes, 7.25% due 5/15/04                                                     10,522,395
   3,700,000     United States Treasury Notes, 7.25% due 8/15/04                                                      4,002,364
   1,400,000     United States Treasury Notes, 6.50% due 5/15/05                                                      1,462,118

                  Total United States Treasury (Cost $67,610,334)                                                    68,870,983

                  TOTAL INVESTMENTS  (100%) (Cost $139,737,051)                                                   $ 142,561,900

                  See notes to unaudited financial statements.

CUSIPS:  Class A - 885-215-509, Class C - 885-215-764, Class I - 885-215-681
NASDAQ Symbols:  Class A - THIFX, Class C -THICX (proposed), Class I - THIIX (proposed)

U. S. GOVERNMENT SECURITIES - 8.50%
    600,000      United States Treasury Notes, 4.75% due 10/31/98                                        Aaa/AAA      $597,186
    350,000      United States Treasury Notes, 6.875% due 8/31/99                                        Aaa/AAA       355,961
    750,000      United States Treasury Notes, 8.00% due 5/15/01                                         Aaa/AAA       799,567
    500,000      United States Treasury Notes, 6.375% due 8/15/02                                        Aaa/AAA       513,515
    500,000      United States Treasury Notes, 6.25% due 2/15/03                                         Aaa/AAA       512,265
  1,100,000      United States Treasury Notes, 6.50% due 5/15/05                                         Aaa/AAA     1,148,807

                 Total U. S. Government Securities (Cost $3,773,642)                                                 3,927,301

         U. S. GOVERNMENT AGENCIES - 17.50%
    900,000       Federal Home Loan Bank Board, 7.11% due 8/19/99                                         Aaa/AAA     911,529
    500,000       Federal Home Loan Mortgage Corp., CMO Series 1208 D, 5.30% due 4/15/98                  Aaa/AAA     502,185
    250,000       Federal Home Loan Mortgage Corp., CMO Series 1537 B, 5.60% due 6/15/00                  Aaa/AAA     248,292
     23,775       Federal Home Loan Mortgage Corp., CMO Series 1060 F, 7.25% due 2/15/01                  Aaa/AAA      23,731
    474,214       Federal Home Loan Mortgage Corp., CMO Series 1327 E, 7.50% due 7/15/07                  Aaa/AAA     481,474
    500,000       Federal Home Loan Mortgage Corp., 7.00% due 12/15/11                                    Aaa/AAA     503,435
     31,275       Federal Home Loan Mortgage Corp., 9.00% due 4/15/20                                     Aaa/AAA      31,334
    247,341       Federal Home Loan Mortgage Corp., CMO Series 1019 E, 8.75% due 7/15/20                  Aaa/AAA     254,373
     76,540       Federal Home Loan Mortgage Corp., Pool# 141540, 9.00% due 5/1/09                        Aaa/AAA      81,024
    265,604       Federal Home Loan Mortgage Corp., Pool# 214180, 9.75% due 11/1/01                       Aaa/AAA     278,749
     62,847       Federal Home Loan Mortgage Corp., Pool# 216639, 8.25% due 4/1/02                        Aaa/AAA      63,586
     14,479       Federal Home Loan Mortgage Corp., Pool# 220005, 8.75% due 4/1/01                        Aaa/AAA      15,280
      5,866       Federal Home Loan Mortgage Corp., Pool# 296006, 8.00% due 6/1/17                        Aaa/AAA       6,151
    107,491       Federal Home Loan Mortgage Corp., Pool# 503253, 9.50% due 7/1/05                        Aaa/AAA     114,344
    375,746       Federal Home Loan Mortgage Corp., Pool# 850082, 9.00% due 10/1/05                       Aaa/AAA     394,180
    302,788       Federal Home Loan Mortgage Corp., Pool# N93035, 7.00% due 1/1/00                        Aaa/AAA     304,998
    673,896       Federal National Mortgage Association, CMO Series 92-60, Class C, 7.50% due 4/25/99     Aaa/AAA     678,735
    685,000       Federal National Mortgage Association, 7.00% due 8/18/06                                Aaa/AAA     710,043
    200,000       Federal National Mortgage Association, CMO Series 1993-140, Class J, 6.65% due 6/25/13  Aaa/AAA     202,686
    600,000       Federal National Mortgage Association, CMO Series G94-7 B, 7.50% due 5/17/24            Aaa/AAA     636,750
     56,738       Federal National Mortgage Association, Pool# 001768, 8.00% due 10/1/06                  Aaa/AAA      58,448
    718,346       Federal National Mortgage Association, Pool# 020155, 7.76% due 4/1/98                   Aaa/AAA     730,019
    541,613       Federal National Mortgage Association, Pool# 297033, 8.00% due 12/1/09                  Aaa/AAA     559,806
     59,678       Government National Mortgage Association, Pool# 305541, 9.00% due 5/15/03               Aaa/AAA      61,799
    217,564       Government National Mortgage Association, Pool# 827148, 6.50% due 2/20/24               Aaa/AAA     221,304

                  Total U. S. Government Agencies (Cost $7,920,947)
                                                                                                                    8,074,255
         MORTGAGE BACKED SECURITIES - 1.20%
         40,660   Collateralized Mortgage Obligation Trust, Series 56-B, 9.985% due 1/1/19                Aaa/AAA      44,650
         500,000  GE Capital Mortgage Services, Series 92-13 G2, 7.00% due 1/1/08                         Aaa/AAA     494,495

                  Total Mortgage Backed Securities (Cost $534,420)                                                    539,145

         ASSET BACKED SECURITIES - 0.50%
         250,000  California Infrastructure, Series 1997 1 Certificate Class A2, 6.04% due 3/25/02        Aaa/AAA     250,580

                  Total Asset Backed Securities (Cost $249,967)                                                       250,580

         CORPORATE BONDS - 13.20%
                  FINANCE
         500,000  Transamerica Financal Corporation Series MTNC SUB, 6.06% due 6/15/98                     Baa1/A     500,080

                  INDUSTRIALS
         1,000,000         Ingersoll Rand Company, 6.46% due 11/19/03                                      A3/A-    1,010,900
         700,000  Raytheon Company, 6.30% due 3/15/05                                                   Baa1/BBB      695,261
         879,000  Wheeling Pittsburgh Corporation, 9.375% due 11/15/03                                   Aaa/AAA      966,900

                  UTILITIES
         1,000,000         Carolina Power & Light Company, 6.80% due 8/15/07                               A2/A     1,033,720

                  YANKEE
         2,150,000         Dao Heng Bank Group, 7.75% due 1/24/07 (U.S. Dollar)                        Baa1/BBB+    1,863,792

                  Total Corporate Bonds (Cost $6,041,871)                                                           6,070,653

         TAXABLE MUNICIPAL BONDS - 48.40%
         1,500,000     Austin Texas General Obligation, 6.90% due 3/1/02                                  Aa2/AA    1,545,345
         2,500,000     Austin Texas General Obligation, 6.95% due 3/1/04                                  Aa2/AA    2,594,075
           285,000     Baltimore Economic Development Authority, 8.50% due 8/1/02 (Arcade LP Project)    A3/BBB+      303,428
            80,000     Beaumont Housing Multifamily Mortgage Series 1995-B, 7.50% due 6/15/00
                       (Insured: FHA)                                                                     Aaa/NR       81,822
         1,025,000     Connecticut St. Development Authority, 8.55% due 8/15/05                            NR/A+    1,152,438
           610,000     Coppell Texas Independent School District, Capital Appreciation Refunding Taxable,
                       0% due 8/15/03                                                                    Aaa/AAA      443,555
           510,000     Dauphin County Pennsylvania General Authority Health Center, 7.25% due 9/1/98  Baa*/BBB+*      510,311
         1,000,000     Denver Company City County School District 1, Taxable Pension School
                       Facilities Lease, 6.79% due 12/15/08                                              Aaa/AAA    1,031,330
           115,000     Duquesne Pennsylvania General Obligation, 6.75% due 12/15/01 (Insured: MBIA)      Aaa/AAA      116,733
           125,000     Duquesne Pennsylvania General Obligation, 6.75% due 12/15/02 (Insured: MBIA)      Aaa/AAA      127,142
           130,000     Duquesne Pennsylvania General Obligation, 6.95% due 12/15/03 (Insured: MBIA)      Aaa/AAA      133,232
         1,145,000     East Baton Rouge Louisiana Mortgage Finance, Series C2 Tax Refunding
                       Mortgage, 6.75% due 4/1/05                                                         Aaa/NR   1,153,233
           175,000     Gardena Financing Agency Lease, 6.50% due 7/1/98 (Municipal Mutual
                       Insurance Project)                                                                 NR/BBB     175,394
           320,000     Georgia Municipal Electric Authority Power Revenue, Taxable Series One,
                       7.00% due 1/1/06                                                                     A3/A     327,360
         2,000,000     Greater Valley Medical Building Partnership, Series 1996, 6.95% due 3/1/21
                       put 3/1/01 (LOC: Krediet Bank)                                                     Aa2/NR   2,079,400
         1,120,000     Halifax Hospital MedIcal Center Florida Health, 6.50% due 4/1/02                     NR/A   1,109,562
           845,000     Idaho Housing Multifamily Housing Revenue Series 94-B, 8.15% due 7/1/04              A/NR     919,250
           405,000     King County Washington General Obligation, 7.55% due 12/1/05                      Aa1/AA+     431,058
           100,000     Kiryas Joel Village, New York General Obligation Series B, 8.50% due 1/1/00         Baa/NR    103,459
         1,000,000     Los Angeles County Pension Obligation, 8.30% due 6/30/02 (Insured: FSA)            Aaa/AAA  1,076,490
         1,275,000     Maine Health & Higher Ed Fac Series A, 7.35% due 7/1/12 put 7/1/99
                       (Nursing Home Project; LOC: Sumitumo Bank)                                         NR/A-    1,290,364
           300,000     Massachusetts Industrial Financing Authority Resource Recovery
                       Revenue Refunding, 6.95% due 7/1/99 (Insured: FSA)                                Aaa/AAA     303,633
           385,000     Miami Beach Housing Authority Revenue, 6.75% due 3/1/03                             A3/NR     387,040
           285,000     New Jersey Economic Development Authority Series B, 7.10% due 9/15/02               A1/A+     294,619
            50,000     New Jersey State Housing & Mortgage Financing Agency Series E, 7.40% due 11/1/98    NR/A+      50,293
            95,000     New Jersey State Housing & Mortgage Financing Agency Series E, 7.95% due 11/1/00     NR/A+     97,834
         5,555,000     New Orleans Home Mortgage Authority Single Family Mortgage Revenue
                       Refunding Series 1994-A, 0% due 10/1/15 (Insured: MBIA)                           Aaa/AAA   1,203,768
           200,000     New York City Series 1991, 10.50% due 11/15/13 prerefunded 11/15/01                Aaa/AAA    231,760
            20,000     New York New York, Taxable Prerefunded Series D, 10.00% due 8/1/05                 A3/BBB+     22,874
            80,000     New York New York, Taxable Unrefunded Balance D, 10.00% due 8/1/05                 A3/BBB+     90,840
           500,000     New York St Mortgage Agency Revenue, Taxable Mortgage 20th Series,
                       6.70% due 10/1/04                                                                   Aaa/NR    510,000
         1,000,000     Oklahoma City Oklahoma Airport Trust, Taxable Senior Lien 19th Series,
                       6.15% due 7/1/00                                                                   Aa2/AA   1,005,610
         1,000,000     Pennsylvania Housing Finance Agency, 8.40% due 4/1/10                              Aa/AA+   1,075,900
            35,000     Tucson & Pima County IDA SFMR Series A, 7.00% due 12/1/03                           A1/NR      35,660
           300,000     Virginia State Housing Development Authority Series C, 6.65% due 11/1/03          Aa1/AA+     303,174

                  Total Taxable Municipal Bonds (Cost $21,752,976)                                                22,317,986

         FOREIGN SECURITIES - 8.50%
         2,000,000     British Columbia Province, 9.00% due 6/21/04 (Canadian Dollars)                    Aa2/AA   1,676,706
         1,000,000     Manitoba Province, 7.875% due 4/7/03 (Canadian Dollars)                             NA/NA     783,957
         1,800,000     Toronto Metropolitan, 7.75% due 12/1/05 (Canadian Dollars)                         NA/AA+   1,438,107

                  Total Foreign Securities (Cost $3,499,133)                                                       3,898,770

         COMMERCIAL PAPER - 2.20%
            490,000    Merrill Lynch & Company, Inc., 5.70% due 4/6/98                                    P1/A1+     489,612
            500,000    Merrill Lynch & Company, Inc., 5.72% due 4/7/98                                    P1/A1+     499,523

                  Total Commercial Paper (Cost $989,135)                                                             989,135

                  TOTAL INVESTMENTS  (100%) (Cost $44,762,091)                                                  $ 46,067,825

            See notes to unaudited financial statements.
* Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Advosor to be comparable with those of issuers having debt ratings in the 4 highest grades by Moody's or S&P.
t  Credit ratings are unaudited
